Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (13.1%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	8,600	8,716
Chile (0.3%)
[2]	Corp. Nacional del Cobre de Chile	6.440%	1/26/36	6,600	6,839
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	11,000	7,558
					14,397
China (2.3%)
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	6,200	6,100
	China Construction Bank Corp.	2.450%	6/24/30	8,850	8,500
	China Construction Bank Corp.	2.850%	1/21/32	8,350	7,872
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,050	8,428
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	7,230	7,197
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	7,850	7,715
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	8,865	8,806
	Industrial & Commercial Bank of China Ltd.	3.200%	Perpetual	25,735	24,416
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,650	5,533
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	6,500	5,920
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	9,719	9,430
					99,917
Colombia (0.9%)
	Ecopetrol SA	5.375%	6/26/26	6,170	6,095
	Ecopetrol SA	6.875%	4/29/30	8,315	8,089
	Ecopetrol SA	8.875%	1/13/33	9,455	9,977
	Ecopetrol SA	8.375%	1/19/36	7,850	7,937
	Ecopetrol SA	5.875%	5/28/45	8,332	6,188
					38,286
Indonesia (0.4%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	1,300	1,270
	Freeport Indonesia PT	5.315%	4/14/32	5,100	4,965
	Pertamina Persero PT	6.450%	5/30/44	6,100	6,489
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	6,392	6,202
					18,926
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	6,300	5,813
Malaysia (0.8%)
	Petronas Capital Ltd.	3.500%	3/18/25	5,600	5,503
	Petronas Capital Ltd.	3.500%	4/21/30	10,550	9,817
	Petronas Capital Ltd.	4.500%	3/18/45	7,275	6,513
	Petronas Capital Ltd.	4.550%	4/21/50	10,800	9,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petronas Capital Ltd.	3.404%	4/28/61	7,400	5,130
					36,602
Mexico (3.9%)
	Mexico City Airport Trust	5.500%	7/31/47	7,979	6,609
	Petroleos Mexicanos	6.875%	8/4/26	10,220	9,964
	Petroleos Mexicanos	6.490%	1/23/27	6,576	6,181
	Petroleos Mexicanos	6.500%	3/13/27	16,654	15,621
	Petroleos Mexicanos	5.350%	2/12/28	8,110	7,115
[3]	Petroleos Mexicanos	8.750%	6/2/29	8,030	7,753
	Petroleos Mexicanos	6.840%	1/23/30	9,780	8,399
	Petroleos Mexicanos	5.950%	1/28/31	15,645	12,309
[3]	Petroleos Mexicanos	6.700%	2/16/32	28,724	23,446
	Petroleos Mexicanos	10.000%	2/7/33	8,088	7,986
	Petroleos Mexicanos	6.625%	6/15/35	11,285	8,479
	Petroleos Mexicanos	6.500%	6/2/41	6,410	4,309
	Petroleos Mexicanos	6.750%	9/21/47	23,120	14,722
	Petroleos Mexicanos	6.350%	2/12/48	6,565	4,048
	Petroleos Mexicanos	7.690%	1/23/50	33,454	23,373
	Petroleos Mexicanos	6.950%	1/28/60	15,830	10,144
					170,458
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	8,216	5,137
Qatar (0.9%)
	Qatar Energy	1.375%	9/12/26	6,200	5,640
	Qatar Energy	2.250%	7/12/31	13,600	11,333
	Qatar Energy	3.125%	7/12/41	14,861	11,056
	Qatar Energy	3.300%	7/12/51	16,950	11,826
					39,855
Saudi Arabia (2.3%)
	Gaci First Investment Co.	4.750%	2/14/30	7,680	7,555
	Gaci First Investment Co.	4.875%	2/14/35	8,500	8,100
	Gaci First Investment Co.	5.125%	2/14/53	6,875	5,860
	SA Global Sukuk Ltd.	1.602%	6/17/26	7,849	7,261
	SA Global Sukuk Ltd.	2.694%	6/17/31	11,950	10,339
	Saudi Arabian Oil Co.	3.500%	4/16/29	11,791	11,031
	Saudi Arabian Oil Co.	2.250%	11/24/30	8,425	7,104
	Saudi Arabian Oil Co.	4.250%	4/16/39	13,125	11,338
	Saudi Arabian Oil Co.	4.375%	4/16/49	12,210	10,054
	Saudi Arabian Oil Co.	3.250%	11/24/50	9,483	6,376
	Saudi Arabian Oil Co.	3.500%	11/24/70	9,330	5,984
	Suci Second Investment Co.	6.000%	10/25/28	10,250	10,668
					101,670
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	8,650	7,746
	DP World Crescent Ltd.	5.500%	9/13/33	6,500	6,547
[2]	DP World Ltd.	6.850%	7/2/37	7,170	7,762
	DP World Ltd.	5.625%	9/25/48	275	258
	DP World Salaam	6.000%	Perpetual	6,575	6,542
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	5,978	4,581
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	8,500	6,761
					40,197
Total Corporate Bonds (Cost $649,188)					579,974
Sovereign Bonds (85.1%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	3,400	3,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Angola	8.250%	5/9/28	7,375	6,668
	Republic of Angola	8.000%	11/26/29	7,423	6,458
	Republic of Angola	8.750%	4/14/32	7,575	6,512
	Republic of Angola	9.375%	5/8/48	7,350	5,911
	Republic of Angola	9.125%	11/26/49	5,100	4,040
					32,928
Argentina (2.4%)
[4]	Provincia de Buenos Aires, 6.625% coupon rate effective 9/1/24	6.375%	9/1/37	25,820	10,095
	Republic of Argentina	1.000%	7/9/29	11,181	4,527
[4]	Republic of Argentina, 1.750% coupon rate effective 7/9/27	0.750%	7/9/30	66,852	27,103
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/35	85,048	28,458
[4]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/46	8,669	2,953
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	43,559	14,535
[4]	Republic of Argentina, 5.000% coupon rate effective 7/9/24	4.250%	1/9/38	47,521	18,362
					106,033
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/29	2,050	1,773
	Republic of Armenia	3.600%	2/2/31	3,250	2,638
					4,411
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/32	4,360	3,746
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	6.000%	11/21/28	2,950	2,638
[3]	Commonwealth of Bahamas	8.950%	10/15/32	3,750	3,588
					6,226
Bahrain (1.8%)
	CBB International Sukuk Co. 6 SPC	5.250%	3/20/25	2,900	2,866
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	4,270	4,337
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	3,856	3,721
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	4,525	4,272
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	3,993	3,629
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/30	4,000	4,029
	Kingdom of Bahrain	7.000%	1/26/26	6,895	6,981
	Kingdom of Bahrain	4.250%	1/25/28	1,975	1,838
	Kingdom of Bahrain	7.000%	10/12/28	6,750	6,924
	Kingdom of Bahrain	6.750%	9/20/29	5,500	5,526
	Kingdom of Bahrain	7.375%	5/14/30	4,150	4,285
	Kingdom of Bahrain	5.625%	9/30/31	4,345	4,046
	Kingdom of Bahrain	5.450%	9/16/32	4,550	4,114
	Kingdom of Bahrain	5.250%	1/25/33	7,905	6,961
	Kingdom of Bahrain	5.625%	5/18/34	4,050	3,596
	Kingdom of Bahrain	7.750%	4/18/35	4,275	4,407
	Kingdom of Bahrain	6.000%	9/19/44	5,125	4,093
	Kingdom of Bahrain	7.500%	9/20/47	3,825	3,525
	Kingdom of Bahrain	6.250%	1/25/51	1,930	1,553
					80,703
Belarus (0.1%)
[5]	Republic of Belarus	5.875%	2/24/26	1,975	775
[5]	Republic of Belarus	7.625%	6/29/27	2,035	798
[5]	Republic of Belarus	6.200%	2/28/30	2,100	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Belarus	6.378%	2/24/31	3,500	1,295
					3,645
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	2,850	2,744
	Government of Bermuda	2.375%	8/20/30	3,050	2,575
	Government of Bermuda	5.000%	7/15/32	3,700	3,596
	Government of Bermuda	3.375%	8/20/50	2,650	1,789
					10,704
Bolivia (0.1%)
[3]	Bolivian Government	4.500%	3/20/28	4,006	2,083
	Bolivian Government	7.500%	3/2/30	3,580	2,023
					4,106
Brazil (3.5%)
	Federative Republic of Brazil	8.750%	2/4/25	2,558	2,648
	Federative Republic of Brazil	2.875%	6/6/25	7,251	7,008
	Federative Republic of Brazil	6.000%	4/7/26	9,400	9,629
	Federative Republic of Brazil	10.125%	5/15/27	3,155	3,617
	Federative Republic of Brazil	4.625%	1/13/28	12,475	12,317
	Federative Republic of Brazil	4.500%	5/30/29	8,100	7,747
	Federative Republic of Brazil	3.875%	6/12/30	14,500	13,142
	Federative Republic of Brazil	6.250%	3/18/31	8,650	8,896
	Federative Republic of Brazil	3.750%	9/12/31	6,080	5,345
	Federative Republic of Brazil	6.000%	10/20/33	9,520	9,412
	Federative Republic of Brazil	8.250%	1/20/34	5,368	6,144
	Federative Republic of Brazil	6.125%	3/15/34	9,500	9,437
	Federative Republic of Brazil	7.125%	1/20/37	6,730	7,228
	Federative Republic of Brazil	5.625%	1/7/41	9,360	8,447
	Federative Republic of Brazil	5.000%	1/27/45	13,673	10,892
	Federative Republic of Brazil	5.625%	2/21/47	11,557	9,861
	Federative Republic of Brazil	4.750%	1/14/50	16,829	12,451
	Federative Republic of Brazil	7.125%	5/13/54	9,250	9,271
					153,492
Chile (2.3%)
	Republic of Chile	3.125%	1/21/26	2,250	2,185
	Republic of Chile	2.750%	1/31/27	6,394	6,052
	Republic of Chile	3.240%	2/6/28	7,890	7,484
	Republic of Chile	4.850%	1/22/29	5,882	5,933
	Republic of Chile	2.450%	1/31/31	6,072	5,270
	Republic of Chile	2.550%	1/27/32	6,075	5,207
	Republic of Chile	2.550%	7/27/33	9,272	7,647
	Republic of Chile	3.500%	1/31/34	6,100	5,388
	Republic of Chile	4.950%	1/5/36	6,920	6,795
	Republic of Chile	3.100%	5/7/41	11,600	8,701
	Republic of Chile	4.340%	3/7/42	7,955	7,019
	Republic of Chile	3.860%	6/21/47	4,205	3,367
	Republic of Chile	3.500%	1/25/50	9,900	7,323
	Republic of Chile	4.000%	1/31/52	4,150	3,319
	Republic of Chile	3.500%	4/15/53	6,300	4,651
	Republic of Chile	5.330%	1/5/54	6,275	6,097
	Republic of Chile	3.100%	1/22/61	8,700	5,574
	Republic of Chile	3.250%	9/21/71	4,180	2,687
					100,699
China (1.2%)
	China Government Bond	0.550%	10/21/25	9,920	9,293
	China Government Bond	1.250%	10/26/26	3,500	3,235
	China Government Bond	2.625%	11/2/27	4,589	4,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	China Government Bond	3.500%	10/19/28	4,400	4,327
	China Government Bond	2.125%	12/3/29	8,400	7,651
	China Government Bond	1.200%	10/21/30	8,886	7,487
	China Government Bond	1.750%	10/26/31	3,850	3,300
	China Government Bond	2.750%	12/3/39	2,075	1,683
	China Government Bond	4.000%	10/19/48	2,200	2,031
	China Government Bond	2.250%	10/21/50	1,400	912
	China Government Bond	2.500%	10/26/51	2,825	1,937
	Export-Import Bank of China	3.875%	5/16/26	7,000	6,925
					53,161
Colombia (2.9%)
	Republic of Colombia	4.500%	1/28/26	6,213	6,096
	Republic of Colombia	3.875%	4/25/27	7,950	7,540
	Republic of Colombia	4.500%	3/15/29	8,205	7,580
	Republic of Colombia	3.000%	1/30/30	6,335	5,275
	Republic of Colombia	3.125%	4/15/31	10,730	8,605
	Republic of Colombia	3.250%	4/22/32	8,284	6,488
	Republic of Colombia	8.000%	4/20/33	6,672	7,098
	Republic of Colombia	7.500%	2/2/34	9,646	9,888
	Republic of Colombia	8.000%	11/14/35	5,910	6,244
	Republic of Colombia	7.375%	9/18/37	6,601	6,607
	Republic of Colombia	6.125%	1/18/41	10,325	9,000
	Republic of Colombia	4.125%	2/22/42	4,130	2,806
	Republic of Colombia	5.625%	2/26/44	10,020	7,993
	Republic of Colombia	5.000%	6/15/45	18,425	13,550
	Republic of Colombia	5.200%	5/15/49	11,398	8,417
	Republic of Colombia	4.125%	5/15/51	6,144	3,861
	Republic of Colombia	8.750%	11/14/53	5,910	6,452
	Republic of Colombia	3.875%	2/15/61	5,530	3,242
					126,742
Costa Rica (0.7%)
	Republic of Costa Rica	4.375%	4/30/25	1,800	1,771
	Republic of Costa Rica	6.125%	2/19/31	4,913	4,983
[3]	Republic of Costa Rica	6.550%	4/3/34	6,050	6,215
	Republic of Costa Rica	5.625%	4/30/43	2,300	2,071
	Republic of Costa Rica	7.000%	4/4/44	3,930	3,999
	Republic of Costa Rica	7.158%	3/12/45	5,806	5,992
[2]	Republic of Costa Rica	7.300%	11/13/54	3,660	3,833
[3]	Republic of Costa Rica	7.300%	11/13/54	2,520	2,642
					31,506
Dominican Republic (2.2%)
	Dominican Republic	6.875%	1/29/26	7,345	7,468
	Dominican Republic	5.950%	1/25/27	7,000	7,018
	Dominican Republic	6.000%	7/19/28	5,339	5,364
	Dominican Republic	5.500%	2/22/29	7,370	7,140
	Dominican Republic	4.500%	1/30/30	8,556	7,797
	Dominican Republic	7.050%	2/3/31	2,830	2,945
	Dominican Republic	4.875%	9/23/32	14,065	12,570
	Dominican Republic	6.000%	2/22/33	7,100	6,895
	Dominican Republic	5.300%	1/21/41	6,180	5,216
	Dominican Republic	7.450%	4/30/44	6,100	6,368
	Dominican Republic	6.850%	1/27/45	8,144	7,961
	Dominican Republic	6.500%	2/15/48	4,100	3,885
	Dominican Republic	6.400%	6/5/49	6,050	5,597
	Dominican Republic	5.875%	1/30/60	13,377	11,357
					97,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ecuador (0.6%)
[3]	Republic of Ecuador	0.000%	7/31/30	4,025	1,345
[4]	Republic of Ecuador, 5.000% coupon rate effective 7/31/24	2.500%	7/31/40	12,488	4,605
[4]	Republic of Ecuador, 5.500% coupon rate effective 7/31/24	3.500%	7/31/35	30,926	12,669
[4]	Republic of Ecuador, 6.900% coupon rate effective 7/31/24	6.000%	7/31/30	14,710	7,692
					26,311
Egypt (1.8%)
	Arab Republic of Egypt	5.875%	6/11/25	5,600	5,141
	Arab Republic of Egypt	5.250%	10/6/25	3,450	3,037
	Arab Republic of Egypt	3.875%	2/16/26	3,250	2,667
	Arab Republic of Egypt	7.500%	1/31/27	8,400	6,887
	Arab Republic of Egypt	5.800%	9/30/27	5,075	3,818
	Arab Republic of Egypt	6.588%	2/21/28	5,225	3,898
	Arab Republic of Egypt	7.600%	3/1/29	7,295	5,394
	Arab Republic of Egypt	5.875%	2/16/31	6,350	4,173
	Arab Republic of Egypt	7.053%	1/15/32	3,975	2,682
	Arab Republic of Egypt	7.625%	5/29/32	7,494	5,113
	Arab Republic of Egypt	7.300%	9/30/33	4,625	3,050
	Arab Republic of Egypt	6.875%	4/30/40	2,475	1,468
	Arab Republic of Egypt	8.500%	1/31/47	10,146	6,189
	Arab Republic of Egypt	7.903%	2/21/48	6,400	3,792
	Arab Republic of Egypt	8.700%	3/1/49	6,205	3,842
	Arab Republic of Egypt	8.875%	5/29/50	8,540	5,356
	Arab Republic of Egypt	8.750%	9/30/51	3,425	2,137
	Arab Republic of Egypt	8.150%	11/20/59	2,150	1,295
[2]	Arab Republic of Egypt	7.500%	2/16/61	600	345
	Arab Republic of Egypt	7.500%	2/16/61	4,300	2,481
	Egyptian Financial Co. for Sovereign Taskeek	10.875%	2/28/26	6,300	6,261
					79,026
El Salvador (0.4%)
	Republic of El Salvador	6.375%	1/18/27	3,272	2,924
	Republic of El Salvador	8.625%	2/28/29	2,540	2,299
	Republic of El Salvador	8.250%	4/10/32	2,144	1,843
	Republic of El Salvador	7.650%	6/15/35	4,198	3,298
	Republic of El Salvador	7.625%	2/1/41	2,707	2,039
	Republic of El Salvador	7.125%	1/20/50	4,610	3,307
	Republic of El Salvador	9.500%	7/15/52	4,080	3,494
					19,204
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,400	2,308
[3]	Republic of Gabon	6.625%	2/6/31	3,850	3,148
	Republic of Gabon	7.000%	11/24/31	2,025	1,656
					7,112
Georgia (0.0%)
	Republic of Georgia	2.750%	4/22/26	2,150	2,008
Ghana (0.6%)
[5]	Republic of Ghana	0.000%	4/7/25	1,500	572
[3,5]	Republic of Ghana	8.125%	1/18/26	4,595	2,195
[3,5]	Republic of Ghana	6.375%	2/11/27	5,476	2,483
[3,5]	Republic of Ghana	7.875%	3/26/27	2,955	1,340
[3,5]	Republic of Ghana	7.750%	4/7/29	4,050	1,801
[3,5]	Republic of Ghana	7.625%	5/16/29	4,100	1,824
[3]	Republic of Ghana	10.750%	10/14/30	4,200	2,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Republic of Ghana	8.125%	3/26/32	5,100	2,259
[5]	Republic of Ghana	8.625%	4/7/34	4,050	1,803
[3,5]	Republic of Ghana	7.875%	2/11/35	4,254	1,895
[5]	Republic of Ghana	8.875%	5/7/42	2,000	881
[3,5]	Republic of Ghana	8.627%	6/16/49	4,350	1,902
[3,5]	Republic of Ghana	8.950%	3/26/51	3,925	1,737
[3,5]	Republic of Ghana	8.750%	3/11/61	3,200	1,414
					24,821
Guatemala (0.7%)
	Republic of Guatemala	4.500%	5/3/26	2,750	2,676
	Republic of Guatemala	4.375%	6/5/27	2,100	2,014
	Republic of Guatemala	4.875%	2/13/28	2,850	2,754
	Republic of Guatemala	5.250%	8/10/29	2,200	2,130
[3]	Republic of Guatemala	4.900%	6/1/30	2,300	2,198
	Republic of Guatemala	5.375%	4/24/32	2,000	1,921
[2]	Republic of Guatemala	7.050%	10/4/32	2,600	2,740
	Republic of Guatemala	3.700%	10/7/33	2,175	1,787
[2]	Republic of Guatemala	6.600%	6/13/36	3,200	3,244
	Republic of Guatemala	6.600%	6/13/36	705	714
	Republic of Guatemala	4.650%	10/7/41	2,100	1,680
[3]	Republic of Guatemala	6.125%	6/1/50	5,700	5,178
					29,036
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,850	2,723
	Republic of Honduras	5.625%	6/24/30	2,600	2,273
					4,996
Hungary (1.5%)
	Republic of Hungary	6.125%	5/22/28	9,000	9,269
	Republic of Hungary	5.250%	6/16/29	7,250	7,193
	Republic of Hungary	2.125%	9/22/31	9,200	7,357
	Republic of Hungary	6.250%	9/22/32	7,450	7,786
	Republic of Hungary	5.500%	6/16/34	4,195	4,162
[2]	Republic of Hungary	5.500%	3/26/36	12,350	12,167
	Republic of Hungary	7.625%	3/29/41	6,800	7,830
	Republic of Hungary	3.125%	9/21/51	7,900	5,034
	Republic of Hungary	6.750%	9/25/52	4,850	5,225
					66,023
Indonesia (6.4%)
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	7,369	7,331
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	3,455	3,332
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	7,245	7,221
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	4,745	4,393
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	8,527	8,383
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	7,425	7,360
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	6,890	6,819
[2]	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	3,800	3,906
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/28	2,050	2,107
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	4,910	4,860
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,925	3,521
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	3,700	3,179
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	5,900	5,834
[2]	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	2,900	3,054
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/33	2,100	2,211
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,900	2,287
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	3,000	2,260
	Republic of Indonesia	4.750%	1/8/26	8,425	8,423
	Republic of Indonesia	4.350%	1/8/27	5,175	5,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.850%	7/18/27	3,970	3,844
	Republic of Indonesia	4.150%	9/20/27	3,325	3,250
	Republic of Indonesia	3.500%	1/11/28	5,186	4,950
	Republic of Indonesia	4.550%	1/11/28	4,550	4,520
	Republic of Indonesia	4.100%	4/24/28	4,400	4,300
	Republic of Indonesia	4.750%	2/11/29	5,558	5,572
	Republic of Indonesia	4.400%	3/10/29	350	346
	Republic of Indonesia	3.400%	9/18/29	2,950	2,754
	Republic of Indonesia	2.850%	2/14/30	5,550	4,988
	Republic of Indonesia	3.850%	10/15/30	7,100	6,721
	Republic of Indonesia	1.850%	3/12/31	5,500	4,531
	Republic of Indonesia	2.150%	7/28/31	5,350	4,452
	Republic of Indonesia	3.550%	3/31/32	4,400	4,019
	Republic of Indonesia	4.650%	9/20/32	6,125	6,032
	Republic of Indonesia	4.850%	1/11/33	5,580	5,599
	Republic of Indonesia	4.700%	2/10/34	250	247
	Republic of Indonesia	8.500%	10/12/35	6,200	8,041
	Republic of Indonesia	6.625%	2/17/37	6,312	7,229
	Republic of Indonesia	7.750%	1/17/38	8,300	10,394
	Republic of Indonesia	5.250%	1/17/42	9,375	9,386
	Republic of Indonesia	4.625%	4/15/43	6,360	5,976
	Republic of Indonesia	6.750%	1/15/44	8,635	10,159
	Republic of Indonesia	5.125%	1/15/45	8,651	8,540
	Republic of Indonesia	5.950%	1/8/46	5,616	6,051
	Republic of Indonesia	5.250%	1/8/47	6,800	6,786
	Republic of Indonesia	4.750%	7/18/47	4,100	3,849
	Republic of Indonesia	4.350%	1/11/48	7,400	6,499
	Republic of Indonesia	5.350%	2/11/49	3,823	3,874
	Republic of Indonesia	3.700%	10/30/49	4,300	3,379
	Republic of Indonesia	3.500%	2/14/50	3,575	2,701
	Republic of Indonesia	4.200%	10/15/50	6,800	5,795
	Republic of Indonesia	3.050%	3/12/51	8,200	5,858
	Republic of Indonesia	4.300%	3/31/52	3,450	2,983
	Republic of Indonesia	5.450%	9/20/52	2,450	2,495
	Republic of Indonesia	5.650%	1/11/53	3,730	3,910
	Republic of Indonesia	5.100%	2/10/54	1,450	1,412
	Republic of Indonesia	3.200%	9/23/61	2,750	1,840
	Republic of Indonesia	4.450%	4/15/70	4,400	3,751
	Republic of Indonesia	3.350%	3/12/71	3,025	2,034
					280,669
Iraq (0.1%)
[3]	Republic of Iraq	5.800%	1/15/28	5,723	5,339
Ivory Coast (0.4%)
[3]	Ivory Coast	6.375%	3/3/28	2,950	2,875
[2]	Ivory Coast	7.625%	1/30/33	5,100	5,058
[3]	Ivory Coast	6.125%	6/15/33	4,800	4,324
[2]	Ivory Coast	8.250%	1/30/37	6,200	6,213
					18,470
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	5,135	5,373
[3]	Jamaica	8.000%	3/15/39	5,480	6,545
	Jamaica	7.875%	7/28/45	7,330	8,578
					20,496
Jordan (0.6%)
	Kingdom of Jordan	4.950%	7/7/25	2,000	1,927
	Kingdom of Jordan	6.125%	1/29/26	4,150	4,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Jordan	5.750%	1/31/27	4,000	3,824
	Kingdom of Jordan	7.750%	1/15/28	2,550	2,554
	Kingdom of Jordan	7.500%	1/13/29	5,500	5,390
	Kingdom of Jordan	5.850%	7/7/30	5,261	4,718
	Kingdom of Jordan	7.375%	10/10/47	4,125	3,512
					25,971
Kazakhstan (0.5%)
	Republic of Kazakhstan	5.125%	7/21/25	9,825	9,972
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,760
	Republic of Kazakhstan	4.875%	10/14/44	1,200	1,123
	Republic of Kazakhstan	6.500%	7/21/45	6,430	7,110
					20,965
Kenya (0.4%)
	Republic of Kenya	7.000%	5/22/27	3,725	3,427
	Republic of Kenya	7.250%	2/28/28	4,300	3,859
	Republic of Kenya	8.000%	5/22/32	5,050	4,444
	Republic of Kenya	6.300%	1/23/34	4,150	3,236
	Republic of Kenya	8.250%	2/28/48	4,075	3,265
					18,231
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	18,650	18,188
Lebanon (0.1%)
[5]	Lebanon Republic	6.200%	2/26/25	4,963	291
[5]	Lebanon Republic	6.250%	6/12/25	275	16
[5]	Lebanon Republic	6.600%	11/27/26	7,350	425
[5]	Lebanon Republic	6.850%	3/23/27	5,820	341
[5]	Lebanon Republic	6.750%	11/29/27	3,704	203
[5]	Lebanon Republic	6.650%	11/3/28	3,480	201
[5]	Lebanon Republic	6.850%	5/25/29	3,650	214
[5]	Lebanon Republic	6.650%	2/26/30	6,570	379
[5]	Lebanon Republic	7.000%	3/23/32	4,825	277
[5]	Lebanon Republic	7.050%	11/2/35	2,200	128
[5]	Lebanon Republic	7.250%	3/23/37	3,350	194
					2,669
Malaysia (0.3%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	3,650	3,583
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,025	1,882
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,750	3,654
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,050	1,864
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	3,175	2,749
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	1,450	1,099
					14,831
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,126
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	600	495
					1,621
Mexico (6.3%)
	United Mexican States	3.900%	4/27/25	3,250	3,211
	United Mexican States	4.125%	1/21/26	9,202	9,102
	United Mexican States	4.150%	3/28/27	9,870	9,780
	United Mexican States	3.750%	1/11/28	7,795	7,493
	United Mexican States	5.400%	2/9/28	5,200	5,296
	United Mexican States	4.500%	4/22/29	12,920	12,635
	United Mexican States	5.000%	5/7/29	4,200	4,194
	United Mexican States	3.250%	4/16/30	9,625	8,646

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	2.659%	5/24/31	14,142	11,880
United Mexican States	8.300%	8/15/31	4,715	5,657
United Mexican States	4.750%	4/27/32	10,265	9,815
United Mexican States	7.500%	4/8/33	3,340	3,801
United Mexican States	4.875%	5/19/33	9,455	9,046
United Mexican States	3.500%	2/12/34	12,109	10,145
United Mexican States	6.750%	9/27/34	7,385	7,931
United Mexican States	6.350%	2/9/35	11,840	12,344
United Mexican States	6.000%	5/7/36	15,770	16,010
United Mexican States	6.050%	1/11/40	11,741	11,697
United Mexican States	4.280%	8/14/41	10,312	8,351
United Mexican States	4.750%	3/8/44	15,476	13,019
United Mexican States	5.550%	1/21/45	11,409	10,682
United Mexican States	4.600%	1/23/46	10,000	8,121
United Mexican States	4.350%	1/15/47	4,906	3,863
United Mexican States	4.600%	2/10/48	7,598	6,127
United Mexican States	4.500%	1/31/50	7,879	6,263
United Mexican States	5.000%	4/27/51	10,545	8,936
United Mexican States	4.400%	2/12/52	9,190	7,093
United Mexican States	6.338%	5/4/53	12,070	12,007
United Mexican States	6.400%	5/7/54	10,550	10,581
United Mexican States	3.771%	5/24/61	12,465	8,155
United Mexican States	3.750%	4/19/71	12,430	8,028
United Mexican States	5.750%	10/12/10	11,140	9,829
				279,738
Mongolia (0.2%)
Mongolia	5.125%	4/7/26	2,423	2,341
Mongolia	3.500%	7/7/27	2,100	1,874
Mongolia	8.650%	1/19/28	2,700	2,834
Mongolia	4.450%	7/7/31	2,100	1,774
				8,823
Morocco (0.5%)
Kingdom of Morocco	2.375%	12/15/27	3,350	2,997
Kingdom of Morocco	5.950%	3/8/28	4,925	5,020
Kingdom of Morocco	3.000%	12/15/32	4,050	3,267
Kingdom of Morocco	6.500%	9/8/33	5,500	5,692
Kingdom of Morocco	5.500%	12/11/42	2,940	2,572
Kingdom of Morocco	4.000%	12/15/50	5,100	3,500
				23,048
Mozambique (0.1%)
Republic of Mozambique	9.000%	9/15/31	3,825	3,309
Namibia (0.1%)
Republic of Namibia	5.250%	10/29/25	3,150	3,109
Nigeria (1.2%)
Republic of Nigeria	7.625%	11/21/25	4,900	4,810
Republic of Nigeria	6.500%	11/28/27	5,900	5,341
Republic of Nigeria	6.125%	9/28/28	5,110	4,437
Republic of Nigeria	8.375%	3/24/29	5,502	5,141
Republic of Nigeria	7.143%	2/23/30	5,600	4,888
Republic of Nigeria	8.747%	1/21/31	3,635	3,367
Republic of Nigeria	7.875%	2/16/32	6,300	5,458
Republic of Nigeria	7.375%	9/28/33	6,425	5,273
Republic of Nigeria	7.696%	2/23/38	4,917	3,871
Republic of Nigeria	7.625%	11/28/47	6,100	4,618
Republic of Nigeria	9.248%	1/21/49	3,050	2,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Nigeria	8.250%	9/28/51	5,400	4,275
					54,160
Oman (2.1%)
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	5,931	5,983
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	7,258	7,149
	Sultanate of Oman	4.875%	2/1/25	3,294	3,264
	Sultanate of Oman	4.750%	6/15/26	10,175	10,025
	Sultanate of Oman	5.375%	3/8/27	7,400	7,422
	Sultanate of Oman	6.750%	10/28/27	5,665	5,940
	Sultanate of Oman	5.625%	1/17/28	9,875	9,985
	Sultanate of Oman	6.000%	8/1/29	8,872	9,081
	Sultanate of Oman	6.250%	1/25/31	6,650	6,881
	Sultanate of Oman	7.375%	10/28/32	4,237	4,724
	Sultanate of Oman	6.500%	3/8/47	8,265	8,131
	Sultanate of Oman	6.750%	1/17/48	11,600	11,697
	Sultanate of Oman	7.000%	1/25/51	4,300	4,461
					94,743
Pakistan (0.4%)
	Islamic Republic of Pakistan	8.250%	9/30/25	2,025	1,758
	Islamic Republic of Pakistan	6.000%	4/8/26	5,675	4,387
	Islamic Republic of Pakistan	6.875%	12/5/27	6,200	4,484
	Islamic Republic of Pakistan	7.375%	4/8/31	5,750	3,730
	Islamic Republic of Pakistan	8.875%	4/8/51	3,345	2,080
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	3,975	3,274
					19,713
Panama (2.5%)
[2]	Panama Bonos del Tesoro	6.375%	7/25/33	2,676	2,454
	Republic of Panama	3.750%	3/16/25	4,529	4,420
	Republic of Panama	7.125%	1/29/26	4,795	4,912
	Republic of Panama	3.750%	4/17/26	4,800	4,550
	Republic of Panama	8.875%	9/30/27	3,820	4,167
	Republic of Panama	3.875%	3/17/28	4,950	4,529
	Republic of Panama	9.375%	4/1/29	4,100	4,594
	Republic of Panama	3.160%	1/23/30	9,350	7,831
	Republic of Panama	3.362%	6/30/31	3,060	2,380
	Republic of Panama	2.252%	9/29/32	10,240	7,263
	Republic of Panama	3.298%	1/19/33	4,080	3,140
	Republic of Panama	6.400%	2/14/35	9,775	9,234
[3]	Republic of Panama	6.700%	1/26/36	8,337	8,013
	Republic of Panama	6.875%	1/31/36	4,300	4,156
[3]	Republic of Panama	4.500%	5/15/47	4,830	3,270
[3]	Republic of Panama	4.500%	4/16/50	10,650	7,024
[3]	Republic of Panama	4.300%	4/29/53	6,995	4,439
	Republic of Panama	6.853%	3/28/54	5,900	5,263
	Republic of Panama	4.500%	4/1/56	10,020	6,398
[3]	Republic of Panama	3.870%	7/23/60	12,590	7,069
	Republic of Panama	4.500%	1/19/63	6,500	4,053
					109,159
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	2,200	2,058
Paraguay (0.5%)
	Republic of Paraguay	4.700%	3/27/27	2,300	2,265
[3]	Republic of Paraguay	4.950%	4/28/31	4,480	4,319
	Republic of Paraguay	2.739%	1/29/33	2,600	2,093
	Republic of Paraguay	3.849%	6/28/33	2,200	1,908
[2]	Republic of Paraguay	5.850%	8/21/33	925	922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Paraguay	5.850%	8/21/33	900	897
	Republic of Paraguay	6.100%	8/11/44	4,630	4,427
	Republic of Paraguay	5.600%	3/13/48	2,110	1,886
[3]	Republic of Paraguay	5.400%	3/30/50	4,235	3,651
					22,368
Peru (1.9%)
	Republic of Peru	7.350%	7/21/25	3,559	3,672
	Republic of Peru	2.392%	1/23/26	2,530	2,411
	Republic of Peru	4.125%	8/25/27	3,272	3,204
	Republic of Peru	2.844%	6/20/30	2,990	2,646
	Republic of Peru	2.783%	1/23/31	14,401	12,480
	Republic of Peru	1.862%	12/1/32	4,335	3,355
	Republic of Peru	8.750%	11/21/33	8,920	11,151
	Republic of Peru	3.000%	1/15/34	9,610	8,029
[3]	Republic of Peru	6.550%	3/14/37	4,881	5,384
	Republic of Peru	3.300%	3/11/41	5,245	3,990
	Republic of Peru	5.625%	11/18/50	10,426	10,545
	Republic of Peru	3.550%	3/10/51	7,094	5,203
	Republic of Peru	2.780%	12/1/60	8,090	4,809
	Republic of Peru	3.600%	1/15/72	3,875	2,625
	Republic of Peru	3.230%	7/28/21	4,662	2,759
					82,263
Philippines (3.3%)
	Republic of Philippines	10.625%	3/16/25	5,375	5,712
	Republic of Philippines	5.500%	3/30/26	4,000	4,068
	Republic of Philippines	3.229%	3/29/27	2,400	2,299
	Republic of Philippines	5.170%	10/13/27	2,300	2,342
	Republic of Philippines	3.000%	2/1/28	8,275	7,783
	Republic of Philippines	4.625%	7/17/28	2,150	2,153
	Republic of Philippines	3.750%	1/14/29	6,650	6,404
	Republic of Philippines	9.500%	2/2/30	8,655	10,784
	Republic of Philippines	2.457%	5/5/30	3,675	3,225
	Republic of Philippines	7.750%	1/14/31	7,275	8,526
	Republic of Philippines	1.648%	6/10/31	5,725	4,632
	Republic of Philippines	1.950%	1/6/32	3,200	2,604
	Republic of Philippines	6.375%	1/15/32	3,850	4,239
	Republic of Philippines	3.556%	9/29/32	3,075	2,804
	Republic of Philippines	5.609%	4/13/33	3,550	3,744
	Republic of Philippines	5.000%	7/17/33	4,925	5,020
	Republic of Philippines	6.375%	10/23/34	8,045	8,973
	Republic of Philippines	5.000%	1/13/37	5,805	5,827
	Republic of Philippines	3.950%	1/20/40	8,675	7,591
	Republic of Philippines	3.700%	3/1/41	8,325	6,932
	Republic of Philippines	3.700%	2/2/42	7,995	6,593
	Republic of Philippines	2.950%	5/5/45	6,000	4,269
	Republic of Philippines	2.650%	12/10/45	5,950	3,989
	Republic of Philippines	3.200%	7/6/46	8,975	6,545
	Republic of Philippines	4.200%	3/29/47	3,600	3,055
	Republic of Philippines	5.950%	10/13/47	2,750	2,974
	Republic of Philippines	5.500%	1/17/48	5,600	5,745
[2]	ROP Sukuk Trust	5.045%	6/6/29	2,800	2,843
	ROP Sukuk Trust	5.045%	6/6/29	1,700	1,726
					143,401
Poland (1.1%)
[2]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	5,725	5,762
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	1,750	1,748
[6]	Republic of Poland	3.250%	4/6/26	6,990	6,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Poland	5.500%	11/16/27	6,130	6,334
	Republic of Poland	5.750%	11/16/32	5,910	6,278
	Republic of Poland	4.875%	10/4/33	10,735	10,714
	Republic of Poland	5.500%	4/4/53	10,420	10,526
					48,172
Qatar (3.5%)
	State of Qatar	3.400%	4/16/25	7,272	7,150
	State of Qatar	3.250%	6/2/26	14,750	14,331
	State of Qatar	4.500%	4/23/28	700	705
	State of Qatar	4.500%	4/23/28	12,010	12,087
	State of Qatar	4.000%	3/14/29	17,525	17,297
	State of Qatar	3.750%	4/16/30	13,415	12,978
[2]	State of Qatar	9.750%	6/15/30	5,293	6,844
[2]	State of Qatar	6.400%	1/20/40	4,080	4,639
[2]	State of Qatar	5.750%	1/20/42	3,800	4,065
	State of Qatar	4.625%	6/2/46	8,950	8,227
	State of Qatar	5.103%	4/23/48	24,520	23,842
	State of Qatar	4.817%	3/14/49	25,005	23,341
	State of Qatar	4.400%	4/16/50	20,515	18,017
					153,523
Romania (1.7%)
	Romania	3.000%	2/27/27	5,454	5,099
	Romania	5.250%	11/25/27	3,790	3,756
	Romania	6.625%	2/17/28	6,390	6,626
[2]	Romania	5.875%	1/30/29	9,200	9,306
	Romania	3.000%	2/14/31	5,242	4,469
	Romania	3.625%	3/27/32	4,180	3,622
	Romania	7.125%	1/17/33	6,552	7,082
[2]	Romania	6.375%	1/30/34	10,040	10,271
	Romania	6.000%	5/25/34	3,044	3,047
	Romania	6.125%	1/22/44	4,060	3,987
	Romania	5.125%	6/15/48	5,088	4,385
	Romania	4.000%	2/14/51	8,630	6,244
	Romania	7.625%	1/17/53	4,952	5,541
					73,435
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/31	2,700	2,168
Saudi Arabia (8.8%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	15,550	15,312
	Kingdom of Saudi Arabia	2.900%	10/22/25	9,900	9,555
	Kingdom of Saudi Arabia	3.250%	10/26/26	22,839	21,896
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,800	4,499
	Kingdom of Saudi Arabia	4.750%	1/18/28	13,600	13,633
	Kingdom of Saudi Arabia	3.625%	3/4/28	21,272	20,417
	Kingdom of Saudi Arabia	4.375%	4/16/29	17,475	17,182
[2]	Kingdom of Saudi Arabia	4.750%	1/16/30	11,000	10,957
	Kingdom of Saudi Arabia	4.500%	4/17/30	12,600	12,365
	Kingdom of Saudi Arabia	3.250%	10/22/30	6,769	6,167
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,145	3,576
	Kingdom of Saudi Arabia	5.500%	10/25/32	10,550	10,991
	Kingdom of Saudi Arabia	2.250%	2/2/33	11,795	9,554
	Kingdom of Saudi Arabia	4.875%	7/18/33	14,955	14,908
[2]	Kingdom of Saudi Arabia	5.000%	1/16/34	17,700	17,692
	Kingdom of Saudi Arabia	4.500%	10/26/46	26,925	22,946
	Kingdom of Saudi Arabia	4.625%	10/4/47	18,443	15,864
	Kingdom of Saudi Arabia	5.000%	4/17/49	14,200	12,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Saudi Arabia	5.250%	1/16/50	14,367	13,458
	Kingdom of Saudi Arabia	3.250%	11/17/51	4,595	3,047
	Kingdom of Saudi Arabia	5.000%	1/18/53	13,975	12,444
[2]	Kingdom of Saudi Arabia	5.750%	1/16/54	20,350	19,989
	Kingdom of Saudi Arabia	3.750%	1/21/55	11,973	8,574
	Kingdom of Saudi Arabia	4.500%	4/22/60	12,425	10,184
	Kingdom of Saudi Arabia	3.450%	2/2/61	9,350	6,167
	KSA Sukuk Ltd.	3.628%	4/20/27	18,425	17,812
	KSA Sukuk Ltd.	5.268%	10/25/28	10,048	10,310
	KSA Sukuk Ltd.	4.303%	1/19/29	8,500	8,408
	KSA Sukuk Ltd.	4.274%	5/22/29	12,400	12,173
	KSA Sukuk Ltd.	2.969%	10/29/29	11,145	10,162
	KSA Sukuk Ltd.	2.250%	5/17/31	7,652	6,463
	KSA Sukuk Ltd.	4.511%	5/22/33	10,800	10,525
					390,108
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	4,525	3,928
[3]	Republic of Senegal	6.750%	3/13/48	4,200	3,150
					7,078
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/28	3,200	3,265
	Republic of Serbia	2.125%	12/1/30	4,895	3,911
	Republic of Serbia	6.500%	9/26/33	4,125	4,209
					11,385
South Africa (1.7%)
	Republic of South Africa	5.875%	9/16/25	8,250	8,264
	Republic of South Africa	4.875%	4/14/26	5,300	5,193
	Republic of South Africa	4.850%	9/27/27	3,975	3,830
	Republic of South Africa	4.300%	10/12/28	8,550	7,849
	Republic of South Africa	4.850%	9/30/29	8,275	7,551
	Republic of South Africa	5.875%	6/22/30	5,989	5,648
	Republic of South Africa	5.875%	4/20/32	5,800	5,328
	Republic of South Africa	6.250%	3/8/41	3,291	2,778
	Republic of South Africa	5.375%	7/24/44	3,950	2,949
	Republic of South Africa	5.000%	10/12/46	4,125	2,862
	Republic of South Africa	5.650%	9/27/47	6,085	4,539
	Republic of South Africa	6.300%	6/22/48	2,590	2,079
	Republic of South Africa	5.750%	9/30/49	12,425	9,224
	Republic of South Africa	7.300%	4/20/52	6,675	5,896
					73,990
Sri Lanka (0.4%)
[5]	Republic of Sri Lanka	6.125%	6/3/25	2,550	1,325
[5]	Republic of Sri Lanka	6.850%	11/3/25	6,525	3,392
[5]	Republic of Sri Lanka	6.825%	7/18/26	4,150	2,162
[5]	Republic of Sri Lanka	6.200%	5/11/27	6,300	3,219
[5]	Republic of Sri Lanka	6.750%	4/18/28	5,100	2,610
[5]	Republic of Sri Lanka	7.850%	3/14/29	6,100	3,096
[5]	Republic of Sri Lanka	7.550%	3/28/30	5,700	2,891
[5]	Republic of Sri Lanka	7.550%	3/28/30	200	102
					18,797
Suriname (0.1%)
[2]	Republic of Suriname	7.950%	7/15/33	1,661	1,419
	Republic of Suriname	7.950%	7/15/33	1,056	901
[2]	Republic of Suriname	9.000%	12/31/50	1,222	801
					3,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	2,200	1,966
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	4,110	4,025
	Republic of Trinidad & Tobago	4.500%	6/26/30	2,050	1,953
[2]	Republic of Trinidad & Tobago	5.950%	1/14/31	1,600	1,630
	Republic of Trinidad & Tobago	5.950%	1/14/31	700	712
					8,320
Turkey (7.0%)
	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	10,350	10,890
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	9,725	9,360
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	13,200	13,284
[2]	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	8,540	8,864
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/29	2,025	2,101
	Republic of Turkey	7.375%	2/5/25	12,050	12,195
	Republic of Turkey	4.250%	3/13/25	7,850	7,667
	Republic of Turkey	6.375%	10/14/25	10,558	10,536
	Republic of Turkey	4.750%	1/26/26	7,830	7,579
	Republic of Turkey	4.250%	4/14/26	6,362	6,063
	Republic of Turkey	4.875%	10/9/26	13,149	12,565
	Republic of Turkey	6.000%	3/25/27	13,392	13,040
	Republic of Turkey	8.600%	9/24/27	8,300	8,721
	Republic of Turkey	9.875%	1/15/28	14,455	15,728
	Republic of Turkey	5.125%	2/17/28	8,950	8,330
	Republic of Turkey	6.125%	10/24/28	10,853	10,425
	Republic of Turkey	9.375%	3/14/29	10,775	11,585
	Republic of Turkey	7.625%	4/26/29	11,475	11,545
	Republic of Turkey	11.875%	1/15/30	5,549	6,771
	Republic of Turkey	5.250%	3/13/30	7,599	6,743
	Republic of Turkey	9.125%	7/13/30	10,775	11,488
	Republic of Turkey	5.950%	1/15/31	9,510	8,643
	Republic of Turkey	5.875%	6/26/31	7,650	6,869
	Republic of Turkey	9.375%	1/19/33	11,575	12,587
	Republic of Turkey	6.500%	9/20/33	6,925	6,331
	Republic of Turkey	8.000%	2/14/34	6,046	6,109
	Republic of Turkey	6.875%	3/17/36	11,785	10,733
	Republic of Turkey	7.250%	3/5/38	3,625	3,382
	Republic of Turkey	6.750%	5/30/40	7,450	6,484
	Republic of Turkey	6.000%	1/14/41	12,965	10,343
	Republic of Turkey	4.875%	4/16/43	12,800	8,664
	Republic of Turkey	6.625%	2/17/45	12,100	10,026
	Republic of Turkey	5.750%	5/11/47	15,070	11,013
					306,664
Ukraine (0.4%)
[5]	Ukraine	7.750%	9/1/25	7,150	1,976
[5]	Ukraine	8.994%	2/1/26	2,155	631
[5]	Ukraine	7.750%	9/1/26	5,330	1,423
[5]	Ukraine	7.750%	9/1/27	5,755	1,480
[5]	Ukraine	7.750%	9/1/28	5,905	1,524
[5]	Ukraine	7.750%	9/1/29	5,655	1,444
[5]	Ukraine	9.750%	11/1/30	6,075	1,632
[5]	Ukraine	6.876%	5/21/31	7,000	1,540
[5]	Ukraine	7.375%	9/25/34	12,180	2,827
[5]	Ukraine	7.253%	3/15/35	10,825	2,482
					16,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Arab Emirates (4.9%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,830	6,972
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	5,725	5,145
	Emirate of Abu Dhabi	2.500%	4/16/25	11,775	11,432
	Emirate of Abu Dhabi	3.125%	5/3/26	11,997	11,619
	Emirate of Abu Dhabi	3.125%	10/11/27	17,200	16,463
	Emirate of Abu Dhabi	1.625%	6/2/28	8,296	7,413
	Emirate of Abu Dhabi	2.500%	9/30/29	12,625	11,463
	Emirate of Abu Dhabi	3.125%	4/16/30	13,225	12,328
	Emirate of Abu Dhabi	1.700%	3/2/31	6,700	5,616
	Emirate of Abu Dhabi	1.875%	9/15/31	7,800	6,512
	Emirate of Abu Dhabi	2.000%	10/19/31	4,125	3,470
	Emirate of Abu Dhabi	4.050%	7/7/32	7,250	7,044
[2]	Emirate of Abu Dhabi	4.917%	9/25/33	3,875	4,035
	Emirate of Abu Dhabi	4.917%	9/25/33	2,830	2,937
	Emirate of Abu Dhabi	2.875%	10/19/41	4,250	3,123
	Emirate of Abu Dhabi	4.125%	10/11/47	12,320	10,384
	Emirate of Abu Dhabi	3.125%	9/30/49	16,900	11,878
	Emirate of Abu Dhabi	3.875%	4/16/50	16,250	13,022
	Emirate of Abu Dhabi	3.000%	9/15/51	4,825	3,285
	Emirate of Abu Dhabi	4.951%	7/7/52	5,075	4,821
	Emirate of Abu Dhabi	3.250%	10/19/61	8,300	5,724
	Emirate of Abu Dhabi	2.700%	9/2/70	5,825	3,439
	Emirate of Dubai	5.250%	1/30/43	4,475	4,229
	Emirate of Dubai	3.900%	9/9/50	5,192	3,826
	Finance Department Government of Sharjah	6.500%	11/23/32	4,450	4,591
	Finance Department Government of Sharjah	3.625%	3/10/33	3,425	2,855
	Finance Department Government of Sharjah	4.000%	7/28/50	3,723	2,400
	Finance Department Government of Sharjah	4.375%	3/10/51	2,400	1,654
	RAK Capital	3.094%	3/31/25	3,733	3,626
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,070	3,928
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	4,540	4,206
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	4,675	4,479
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	4,214	3,772
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	2,900	2,665
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	2,700	2,319
	Sharjah Sukuk Program Ltd.	6.092%	3/19/34	3,700	3,843
					216,518
Uruguay (1.4%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	5,716	5,709
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	8,580	8,452
	Oriental Republic of Uruguay	7.875%	1/15/33	3,530	4,262
	Oriental Republic of Uruguay	5.750%	10/28/34	9,012	9,623
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	4,545	5,553
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	3,210	2,843
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	16,227	15,809
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	10,849	10,247
					62,498
Uzbekistan (0.2%)
[2]	Republic of Uzbekistan	7.850%	10/12/28	2,400	2,492
	Republic of Uzbekistan	7.850%	10/12/28	400	415
	Republic of Uzbekistan	5.375%	2/20/29	2,025	1,889
	Republic of Uzbekistan	3.700%	11/25/30	2,475	2,032
	Republic of Uzbekistan	3.900%	10/19/31	2,400	1,952
					8,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Zambia (0.1%)
[5]	Republic of Zambia	8.970%	7/30/27	5,100	3,219
Total Sovereign Bonds (Cost $4,152,711)					3,754,263
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[8]	Vanguard Market Liquidity Fund (Cost $52,607)	5.410%		526,139	52,609
Total Investments (99.4%) (Cost $4,854,506)					4,386,846
Other Assets and Liabilities—Net (0.6%)					25,902
Net Assets (100.0%)					4,412,748
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $172,542,000, representing 3.9% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $416,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	22	2,843	(5)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(46)	(4,986)	(22)
Long U.S. Treasury Bond	March 2024	(17)	(2,080)	12
Ultra 10-Year U.S. Treasury Note	March 2024	(15)	(1,753)	(25)
				(35)
				(40)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	579,974	—	579,974
Sovereign Bonds	—	3,754,263	—	3,754,263
Temporary Cash Investments	52,609	—	—	52,609
Total	52,609	4,334,237	—	4,386,846
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
Liabilities
Futures Contracts[1]	52	—	—	52
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.